Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Raw materials and consumables	£ 3,049	£ 3,027
Finished goods and work in progress	2,877	2,692
Goods purchased for resale	103	145
Inventories	£ 6,029	£ 5,864